Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$60,716,566.75	0.3636158	$47,116,527.66	0.2821687	$13,600,039.09
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$154,196,566.75	0.1138436	$140,596,527.66	0.1038026	$13,600,039.09

Weighted Avg. Coupon (WAC)	5.06%		5.09%
Weighted Avg. Remaining Maturity (WARM)	22.59		21.82
Pool Receivables Balance	$183,983,497.37		$170,133,586.23
Remaining Number of Receivables	27,446		26,397

Adjusted Pool Balance	$181,490,529.43		$167,890,490.34

III. COLLECTIONS

Principal:
Principal Collections	$13,632,270.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$259,201.61
Total Principal Collections	$13,891,472.53

Interest:
Interest Collections	$762,386.88
Late Fees & Other Charges	$35,169.16
Interest on Repurchase Principal	$-
Total Interest Collections	$797,556.04

Collection Account Interest	$617.96
Reserve Account Interest	$324.35
Servicer Advances	$-

Total Collections	$14,689,970.88

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$14,689,970.88
Reserve Account Release	$-
Total Available for Distribution	$14,689,970.88

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$153,319.58		$153,319.58	$153,319.58
Collection Account Interest					$617.96
Late Fees & Other Charges					$35,169.16
Total due to Servicer					$189,106.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$48,067.28		$48,067.28

Total Class A interest:		$48,067.28		$48,067.28	$48,067.28

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$14,289,151.98

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$13,600,039.09

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$13,600,039.09
Class A Notes Total:	$13,600,039.09	$13,600,039.09
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$13,600,039.09	$13,600,039.09

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			689,112.89

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,492,967.94
Beginning Period Amount	$2,492,967.94
Current Period Amortization	$249,872.06
Ending Period Required Amount	$2,243,095.89
Ending Period Amount	$2,243,095.89
Next Distribution Date Amount	$2,010,390.48

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	15.04%	16.26%	16.26%

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.02%	25,875	97.10%	$165,197,729.78
30 - 60 Days	1.60%	422	2.38%	$4,042,446.68
61 - 90 Days	0.32%	84	0.45%	$757,181.38
91 + Days	0.06%	16	0.08%	$136,228.39
		26,397		$170,133,586.23
Total
Delinquent Receivables 61 + days past due	0.38%	100	0.53%	$893,409.77
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	98	0.55%	$1,013,030.65
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	76	0.40%	$802,656.20
Three-Month Average Delinquency Ratio	0.33%		0.49%

Repossession in Current Period		15		$155,720.87
Repossession Inventory		42		$100,617.76

Charge-Offs
Gross Principal of Charge-Off for Current Period				$217,640.22
Recoveries				$(259,201.61)
Net Charge-offs for Current Period				$(41,561.39)

Beginning Pool Balance for Current Period				$183,983,497.37

Net Loss Ratio				-0.27%
Net Loss Ratio for 1st Preceding Collection Period				-0.80%
Net Loss Ratio for 2nd Preceding Collection Period				-0.07%
Three-Month Average Net Loss Ratio for Current Period				-0.38%

Cumulative Net Losses for All Periods				$9,884,132.01
Cumulative Net Losses as a % of Initial Pool Balance				0.71%

Principal Balance of Extensions				$616,830.58
Number of Extensions				58